Leases - Lease liabilities by classification (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Current lease liabilities	₽ 77,752	₽ 59,816
Non-current lease liabilities	164,245	230,802
Total lease liabilities	₽ 241,997	₽ 290,618	₽ 343,455